Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

12. EARNINGS (LOSS) PER SHARE

For the years ended December 31, 2023, the Company has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro-rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Company uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.

For the years ended December 31, 2025, 2024 and 2023, the outstanding convertible redeemable preferred shares and warrants (Note 11), including Conversion Warrants, Public Warrants and Private Warrants, in the total amount of 7,241,500 shares, 14,993,439 shares and 7,241,5000 shares, respectively, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed. For the years ended December 31, 2024 and 2023, the earnout shares (Note 15) were excluded from the calculation of diluted net (loss) earnings per ordinary share, as the Company did not meet the performance target for the years of 2024 and 2023.

Holders of Class A ordinary shares and Class B ordinary shares will be entitled to the same amount of dividends, if declared. The earnings (loss) per Class A ordinary shares and earnings (loss) per Class B ordinary shares are the same. The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Net income (loss)	$820,018	$(7,419,412)	$9,750,046
Accretion of convertible redeemable preferred shares	—	—	(160,000)
Net income attributable to Able View Global Inc’s preferred shareholders	—	—	(148,701)
Net income (loss)attributable to Able View Global Inc’s ordinary shareholders	$820,018	$(7,419,412)	$9,441,345
Net (loss) income from continuing operations attributable to Able View Global Inc’s ordinary shareholders	$(2,767,353)	$(1,146,566)	$9,098,465
Net income (loss) from discontinued operations attributable to Able View Global Inc’s ordinary shareholders	$3,587,371	$(6,272,846)	$342,880

(Loss) earnings per share from continuing operations – basic and diluted	$(0.05)	$(0.03)	$0.23
Earnings (loss) per share from discontinued operations – basic and diluted	0.07	$(0.14)	$0.01
Earnings (loss) per share – basic and diluted	$0.02	$(0.17)	$0.24

Weighted average shares – basic and diluted	49,389,922	42,564,831	39,454,997